Income and expenses - Financial expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income and expenses
Interest expense	€ (2,047)	€ (2,435)	€ (2,299)
Foreign exchange losses	(1,645)	(1,258)	(2,999)
Other financial expenses	(728)	(408)	(697)
Total	€ (4,420)	€ (4,101)	€ (5,995)